RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - Convertible Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2022	Feb. 14, 2022
Related Party Transaction [Line Items]
Amortization of debt issuance costs	$ 27	$ 200
Lynrock Lake Master Fund LP [Member]
Related Party Transaction [Line Items]
Principal amount			$ 40,000	$ 40,000